3. SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables
Office equipment

Office equipment is recorded at cost less accumulated depreciation using the straight-line method over the estimated useful lives of the assets which is estimated to be five years.

	December 31, 2012	December 31, 2011
Office equipment	$11,614	$11,614
Accumulated depreciation	(11,614)	(10,253)
Net book value	$–	$1,361

Stock Option Plans

The fair value of each option granted is estimated using the Black-Scholes option-pricing model on the date of grant. During the years ended December 31, 2012, 2011 and 2010 the following weighted average assumptions were used:

	2012	2011	2010
Dividend yield	0%	0%	0%
Expected volatility	152.6%	106.5%	108.82%
Risk-free rate	1.67%	0.92%	3.11%
Expected life in years	10	9	10

Liabilities measured at fair value

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We evaluate our hierarchy disclosures each quarter. Liabilities measured at fair value are summarized as follows as of:

December 31, 2012

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$2,342,989	$2,342,989
Asset retirement obligation	$–	$–	$138,129	$138,129

December 31, 2011:

	Level 1	Level 2	Level 3	Total
Derivative liability	$–	$–	$484,777	$484,777
Asset retirement obligation	$–	$–	$127,688	$127,688